TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION
Balance at beginning of year	¥ 39,576	¥ 2,443	¥ 1,851
Additions	6,305	37,902	1,019
Reversals	(1,968)	(769)	(427)
Balance at end of year	¥ 43,913	¥ 39,576	¥ 2,443